Employee Benefit Plans (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013 item	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Number of hospitals covered under Plan	3
Defined Contribution Plan, Cost Recognized	$ 101,500,000	$ 108,500,000	$ 101,700,000
Defined Contribution Pension [Member]
Defined Benefit Plan Disclosure [Line Items]
Deferred Compensation Liability, Current and Noncurrent	111,600,000	87,300,000
Deferred Compensation Plan Assets	109,100,000	87,100,000
Trading Securities [Member] | Defined Contribution Pension [Member]
Defined Benefit Plan Disclosure [Line Items]
Deferred Compensation Plan Assets	38,000,000	34,700,000
Company-Owned Life Insurance Contracts [Member] | Defined Contribution Pension [Member]
Defined Benefit Plan Disclosure [Line Items]
Deferred Compensation Plan Assets	71,100,000	52,400,000
Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Estimated Future Employer Contributions in Next Fiscal Year	0
Net Periodic Benefit Cost	300,000	300,000	600,000
Accrued benefits liabilities	6,600,000	16,800,000
Defined benefit plans and other post-retirement plans, weighted-average assumptions to determine net periodic cost, discount rate	3.90%
Defined benefit plans and other post-retirement plans, weighted-average assumptions to determine net periodic cost, rate of compensation increase	5.00%
Defined benefit plans and other post-retirement plans, weighted-average assumptions to determine net periodic cost, expected long-term rate of return on assets	8.00%
Supplemental Employee Retirement Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Net Periodic Benefit Cost	14,200,000	12,900,000	11,900,000
Accrued benefits liabilities	105,300,000	104,800,000
Defined benefit plans and other post-retirement plans, weighted-average assumptions to determine net periodic cost, discount rate	3.00%
Defined benefit plans and other post-retirement plans, weighted-average assumptions to determine net periodic cost, rate of compensation increase	4.00%
Defined Benefit Plan, Expected Future Benefit Payments, Next Twelve Months	1,500,000
Defined Benefit Plan, Expected Future Benefit Payments, Year Two	16,000,000
Defined Benefit Plan, Expected Future Benefit Payments, Year Three	43,900,000
Defined Benefit Plan, Expected Future Benefit Payments, Year Four	17,800,000
Defined Benefit Plan, Expected Future Benefit Payments, Year Five	7,200,000
Defined Benefit Plan, Expected Future Benefit Payments, Five Fiscal Years Thereafter	21,200,000
Supplemental Employee Retirement Plans, Defined Benefit [Member] | Available-for-sale Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Assets in a rabbi trust generally designated to pay benefits of the SERP	$ 64,900,000	$ 56,400,000